RESTRICTED NET ASSETS - Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
RESTRICTED NET ASSETS
Percentage of net after-tax income of Group's subsidiary and VIE required to be annually appropriated to the statutory general reserve fund	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Material assets transferred	¥ 0	¥ 0	¥ 0
Dividends	0	0	¥ 0
Amounts restricted including paid in capital and statutory reserve funds	¥ 4,806	¥ 5,621		$ 677